Warrants Presented at Fair Value (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding	4,635,665
Fair value	2,035,378
Issued in connection with 2014 financing rounds [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,016,668
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2019
Fair value	210,576
Issuance year	Dec. 31, 2014
Issued in connection with 2014 financing rounds One [Member]
Class of Warrant or Right [Line Items]
Outstanding	743,372
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2019
Fair value	154,041
Issuance year	Dec. 31, 2014
Issued in connection with 2014 financing rounds Two [Member]
Class of Warrant or Right [Line Items]
Outstanding	120,000
Exercise price | $ / shares	$ 0.92	[1]
Exercisable through	NA	[2]
Fair value	37,155
Issuance year	Dec. 31, 2014
Refer to Note 11a1 [Member]
Class of Warrant or Right [Line Items]
Outstanding	296,813
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2020
Fair value	87,560
Issuance year	Dec. 31, 2015
Refer to Note 11a2 [Member]
Class of Warrant or Right [Line Items]
Outstanding	374,001
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2021
Fair value	144,930
Issuance year	Dec. 31, 2016
Refer to Note 8e [Member]
Class of Warrant or Right [Line Items]
Outstanding	905,555
Exercise price | $ / shares	$ 1.2
Exercisable through	Dec. 31, 2022
Fair value	478,642
Issuance year	Dec. 31, 2017
Refer to Note 11a8 [Member]
Class of Warrant or Right [Line Items]
Outstanding	333,333
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2022
Fair value	162,624
Issuance year	Dec. 31, 2017
Refer to Note 11a4 [Member]
Class of Warrant or Right [Line Items]
Outstanding	53,333
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2022
Fair value	24,344
Issuance year	Dec. 31, 2017
Refer to Note 8b [Member]
Class of Warrant or Right [Line Items]
Outstanding	50,000
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2022
Fair value	22,998
Issuance year	Dec. 31, 2017
Refer to Note 8c [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Exercise price | $ / shares	$ 1.2
Exercisable through	Dec. 31, 2022
Fair value	17,598
Issuance year	Dec. 31, 2017
Refer to Note 8c [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Exercise price | $ / shares	$ 1.0
Exercisable through	Dec. 31, 2022
Fair value	18,984
Issuance year	Dec. 31, 2017
Refer to Note 3 [Member]
Class of Warrant or Right [Line Items]
Outstanding	675,926
Exercise price | $ / shares		[3]
Exercisable through	Dec. 31, 2022
Fair value	675,926
Issuance year	Dec. 31, 2017

[1]	Subject to changes as describe in the agreement.
[2]	M&A or qualified IPO as described in the agreement.
[3]	Less than $0.01.